Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 144,948	$ 450,305
Restricted cash	14,674	15,380
Accounts receivable, net	200,776	81,345
Other current assets	65,011	55,298
Inventory, net	53,344	100,883
Total current assets	478,753	703,211
NON-CURRENT ASSETS:
Property and equipment, net	300,702	431,772
Intangible asset, net	3,821,844	4,292,617
Goodwill	3,026,036	3,187,417
Total non-current assets	7,148,582	7,911,806
Total assets	7,627,335	8,615,017
CURRENT LIABILITIES:
Short term bank credit		64,900
Short-term loans		97,618
Trade payables	709,269	1,006,052
Employees and payroll accruals	359,273	433,145
Accrued expenses and other current liabilities	842,142	1,025,161
Convertible loans	226,661	492,385
Total current liabilities	2,137,345	3,119,261
NON-CURRENT LIABILITIES:
Capital note	32,000	57,658
Receipt on account of ordinary shares and warrants		600,000
Convertible loans	1,809,816
Warrants presented at fair value	945,025	2,035,378
Total non-current liabilities	2,786,841	2,693,036
Total liabilities	4,924,186	5,812,297
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 200,000,000 and 100,000,000 ordinary shares as of December 31, 2018 and 2017, respectively; Issued and outstanding: 23,491,948 and 21,737,263 ordinary shares as of December 31, 2018 and 2017, respectively	63,301	58,559
Additional paid in capital	19,698,606	17,830,361
Accumulated deficit	(17,058,758)	(15,086,200)
Total shareholders' equity	2,703,149	2,802,720
Total liabilities and shareholders' equity	$ 7,627,335	$ 8,615,017